Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (455)	$ (430)
Noncurrent liabilities	(7,198)	(7,210)
Net Amount Recognized	(7,653)	(7,640)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(482)	(454)
Noncurrent liabilities	(24,938)	(24,192)
Net Amount Recognized	$ (25,420)	$ (24,646)